Significant accounting policies (Details)	12 Months Ended
Mar. 31, 2015
Furniture and fixtures [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	10 years
Computer equipment and software [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	1 year
Computer equipment and software [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office equipment [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	10 years
Vehicles [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	8 years
Leasehold improvements [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	6 years
Website development costs [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	3 years
Website development costs [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	5 years